Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information
1 8 .	Segment Information
The Group uses the management approach to determine operation segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker

(“CODM”) for making decisions, allocation of resources and assessing performance.
The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. Before October 2018, the Group operated and managed its business in PRC China as a single segment. In October 2018, the Group acquired a business which operates a live stream platform mainly in Southeast Asia (“Nonolive”) (see Note 3) and identified it as a new operating segment. In August 2019, the Group set up “DouYu Japan” which operates a live streaming platform in Japan with a third party. The Group has determined that Nonolive and DouYu Japan do not meet the quantitative thresholds for a reportable segment under ASC
280-10-50
 in the year ended December 31, 2019, therefore, does not result in a reportable segment.
The following table summarizes the revenue by type of service provided by the Group:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Live streaming	1,521,784,105	3,147,196,247	6,617,291,032
Advertisement	248,846,529	342,169,195	513,265,806
Other	115,086,367	165,017,684	152,673,415

Total	1,885,717,001	3,654,383,126	7,283,230,253

100%
, 99.8%
and 99.5% of the Group’s revenue for the years ended December 31,
2017,
2018 and 2019, respectively, were generated from the PRC. As of December 31, 2018 and 2019, 100% and 100% of long-lived assets of the Group were located in the PRC.
There were no customers from whom revenue accounted for 10% or more of total revenue for the years ended December 31, 2018 and 2019, respectively.